DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	9 Months Ended
Sep. 30, 2015
Derivative Instruments And Hedging Activities Tables [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:
	September 30,	December 31,
	2015	2014
	U.S. $ in millions

Forward starting interest rate swap - cash flow hedge	$2,000	$-
Interest rate swap - fair value hedge	1,294	1,750
Cross-currency swap - cash flow hedge	588	1,875
Forecasted transactions - cash flow hedge	-	280

The following table summarizes the classification and fair values of derivative instruments:
	Fair value
	Designated as hedging instruments		Not designated as hedging instruments
	September 30, 2015	December 31, 2014	September 30, 2015	December 31, 2014

Reported under	U.S. $ in millions

Asset derivatives:
Other current assets:
Cross-currency swaps - cash flow hedge	$-	$14	$-	$-
Option and forward contracts -cash flow hedge	-	14	-	-
Option and forward contracts	-	-	25	68
Other non-current assets:
Cross-currency swaps - cash flow hedge	72	6	-	-
Interest rate swaps—fair value hedge	19	-	-	-

Liability derivatives:
Other current liabilities:
Option and forward contracts -cash flow hedge	-	(1)	-	-
Option and forward contracts	-	-	(15)	(53)
Forward starting interest rate swaps - cash flow hedge	(14)	-
Senior notes and loans:
Interest rate swaps - fair value hedge	-	(43)	-	-